SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Obsolete inventories	$ (164,167)	$ 120,699
Impairment, long-lived asset	0	0
Warranty expense	4,004,614	2,769,218
Provision for reinstatement cost	77,277	(56,503)
Interest and penalties	0	$ 0
Unrecognized uncertain tax positions	$ 0		$ 0
Minimum [Member]
Property, Plant and Equipment [Line Items]
Product warranty obligation, term	12 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Product warranty obligation, term	10 years